Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000008182 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008182 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008182 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008182 | iShares J.P. Morgan USD Emerging Markets Bond ETFFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008182 | State Street SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008182 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008182 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008182 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008182 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008182 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000008185 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008185 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008185 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008185 | iShares J.P. Morgan USD Emerging Markets Bond ETFFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008185 | State Street SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008185 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008185 | AssetExchange traded funds
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008185 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008185 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008185 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000166868 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166868 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166868 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166868 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166868 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166868 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000166868 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166868 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000166868 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000166870 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166870 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166870 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166870 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166870 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166870 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000166870 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166870 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000166870 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237722 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237722 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000237722 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237722 | Uniform Mortgage-Backed Security, TBAFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237722 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000237722 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000237722 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237722 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000237722 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008502 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008502 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008502 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008502 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008502 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000008502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000200986 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200986 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200986 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200986 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200986 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200986 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200986 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200986 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200986 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000200986 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000205441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205441 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205441 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205441 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000205441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000205441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000205441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000225935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225935 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225935 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225935 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225935 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000225935 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000225935 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000225935 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000225935 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000008186 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008186 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008186 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008186 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008186 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008189 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008189 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008189 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008189 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008189 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008189 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008189 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008189 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008189 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008189 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000222877 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222877 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222877 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222877 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222877 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222877 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222877 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000222877 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000222877 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222877 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000205444 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205444 | Inter-American Development BankFR_4581X0EW4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205444 | European Bank for Reconstruction & DevelopmentFR_29874QFB5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205444 | Inter-American Development BankFR_4581X0EJ3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205444 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000205444 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205443 | Inter-American Development BankFR_4581X0DS4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205443 | Inter-American Development BankFR_4581X0EW4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205443 | European Bank for Reconstruction & DevelopmentFR_29874QFB5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205443 | Inter-American Development BankFR_4581X0EJ3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205443 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000205443 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220414 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000220414 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000220414 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220414 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220414 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000220414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000220414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000220414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241422 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241422 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241422 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241422 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000241422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000241422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000241422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220415 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000220415 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220415 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000220415 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000220415 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220415 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000220415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000220415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%